Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 44.4%

Security	Shares	Value
Aerospace & Defense — 0.3%
Boeing Co. (The)(1)	4,142	$819,495
Northrop Grumman Corp.	4,065	1,417,872

		$2,237,367

Air Freight & Logistics — 0.6%
DSV A/S	4,672	$1,017,215
Expeditors International of Washington, Inc.	10,334	1,256,821
FedEx Corp.	3,330	767,132
United Parcel Service, Inc., Class B	12,230	2,426,065

		$5,467,233

Airlines — 0.2%
Alaska Air Group, Inc.(1)	18,946	$920,207
Southwest Airlines Co.(1)	21,432	951,581

		$1,871,788

Auto Components — 0.1%
Tupy S.A.	194,100	$666,697

		$666,697

Automobiles — 1.0%
General Motors Co.(1)	14,502	$839,231
Honda Motor Co., Ltd.	27,700	758,558
Tesla, Inc.(1)	4,285	4,905,296
Toyota Motor Corp.	65,100	1,154,825
Volkswagen AG, PFC Shares	4,383	800,753

		$8,458,663

Banks — 5.2%
Bank of America Corp.	50,248	$2,234,529
Bank of Nova Scotia (The)	24,667	1,540,517
BNP Paribas S.A.	21,426	1,331,618
Cadence Bank	26,105	762,788
Cathay General Bancorp	27,358	1,146,574
Citigroup, Inc.	21,814	1,389,552
Commonwealth Bank of Australia	24,061	1,588,537
Community Bank System, Inc.	11,408	806,089
CVB Financial Corp.	36,966	706,420
First Financial Bancorp	38,790	892,170
First Interstate BancSystem, Inc., Class A	18,470	753,576
First Merchants Corp.	36,360	1,450,400
Fulton Financial Corp.	53,873	850,655
Glacier Bancorp, Inc.	15,712	853,162

Security	Shares	Value
Grupo Elektra SAB de CV	20,591	$1,339,613
Heartland Financial USA, Inc.	17,157	814,957
Home BancShares, Inc.	36,236	867,127
Independent Bank Group, Inc.	11,676	810,665
JPMorgan Chase & Co.	19,284	3,062,878
Mizuho Financial Group, Inc.	60,400	744,651
National Australia Bank, Ltd.	66,204	1,279,264
NBT Bancorp, Inc.	23,892	862,740
Old National Bancorp	45,817	809,128
Pacific Premier Bancorp, Inc.	21,960	850,950
PNC Financial Services Group, Inc. (The)	4,805	946,585
Royal Bank of Canada	21,216	2,097,601
Sandy Spring Bancorp, Inc.	22,124	1,038,279
Shizuoka Bank, Ltd. (The)	101,000	710,038
Sumitomo Mitsui Financial Group, Inc.	19,000	618,163
Sumitomo Mitsui Trust Holdings, Inc.	24,600	768,392
Toronto-Dominion Bank (The)	28,181	1,988,741
Truist Financial Corp.	22,496	1,334,238
U.S. Bancorp	13,983	773,819
UMB Financial Corp.	10,589	1,065,042
United Bankshares, Inc.	22,055	788,025
Valley National Bancorp	78,406	1,053,777
Wells Fargo & Co.	39,777	1,900,545
WesBanco, Inc.	41,795	1,360,427
Westpac Banking Corp.	70,202	1,017,079

		$45,209,311

Beverages — 0.4%
Coca-Cola Co. (The)	31,206	$1,636,755
PepsiCo, Inc.	10,052	1,606,108

		$3,242,863

Biotechnology — 0.4%
Amgen, Inc.	5,732	$1,139,980
Biogen, Inc.(1)	3,379	796,565
Gilead Sciences, Inc.	8,927	615,338
Moderna, Inc.(1)	2,627	925,834

		$3,477,717

Building Products — 0.3%
Daikin Industries, Ltd.	3,700	$753,409
Kingspan Group PLC	8,400	973,974
Simpson Manufacturing Co., Inc.	7,506	865,892

		$2,593,275

Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	20,065	$1,099,361
BlackRock, Inc.	1,014	917,275
Charles Schwab Corp. (The)	12,627	977,203
CME Group, Inc.	2,642	582,614
FactSet Research Systems, Inc.	2,663	1,247,802

Security	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	22,600	$1,242,806
Intercontinental Exchange, Inc.	8,735	1,141,839
Partners Group Holding AG	553	954,394
S&P Global, Inc.	3,909	1,781,449

		$9,944,743

Chemicals — 3.0%
Air Liquide S.A.	11,839	$1,955,122
Air Products and Chemicals, Inc.	1,947	559,646
Air Water, Inc.(2)	55,500	816,521
Akzo Nobel NV(2)	11,053	1,163,067
Arkema S.A.	8,131	1,066,148
Asahi Kasei Corp.	94,700	885,440
BASF SE	12,457	815,884
Eastman Chemical Co.	12,240	1,276,510
Ecolab, Inc.	10,654	2,359,541
Ems-Chemie Holding AG	1,596	1,521,460
Givaudan S.A.	392	1,916,389
Linde PLC	10,485	3,335,698
Novozymes A/S, Class B	14,356	1,090,258
PPG Industries, Inc.	8,831	1,361,475
Sherwin-Williams Co. (The)	3,111	1,030,488
Shin-Etsu Chemical Co., Ltd.	8,500	1,415,816
Sika AG	4,982	1,945,476
Symrise AG	8,408	1,182,769

		$25,697,708

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	9,542	$583,588
Securitas AB, Class B	26,897	388,616

		$972,204

Communications Equipment — 0.2%
Cisco Systems, Inc.	23,755	$1,302,724

		$1,302,724

Construction & Engineering — 0.1%
Eiffage S.A.	4,734	$440,910
Kandenko Co., Ltd.	116,300	827,737

		$1,268,647

Consumer Finance — 0.2%
Aeon Financial Service Co., Ltd.	49,200	$529,385
American Express Co.	8,303	1,264,547

		$1,793,932

Containers & Packaging — 0.1%
Sonoco Products Co.	14,521	$844,106

		$844,106

Diversified Consumer Services — 0.1%
InvoCare, Ltd.(2)	103,588	$838,744

		$838,744

Security	Shares	Value
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	8,462	$2,341,351

		$2,341,351

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	42,841	$978,060
Verizon Communications, Inc.	10,781	541,961

		$1,520,021

Electric Utilities — 1.0%
Cia Energetica de Minas Gerais, PFC Shares	600,000	$1,402,385
CPFL Energia S.A.	338,000	1,587,236
EDP-Energias do Brasil S.A.	464,700	1,768,916
Enel SpA	103,066	780,968
Iberdrola S.A.	80,354	901,736
NextEra Energy, Inc.	12,678	1,100,197
Southern Co. (The)	13,416	819,718

		$8,361,156

Electrical Equipment — 0.2%
AMETEK, Inc.	6,028	$822,822
Eaton Corp. PLC	5,895	955,344

		$1,778,166

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	12,392	$998,547
Canon Marketing Japan, Inc.	24,600	474,827
Hexagon AB, Class B	57,694	839,025
Keyence Corp.	1,500	926,372

		$3,238,771

Energy Equipment & Services — 0.5%
Halliburton Co.	76,310	$1,647,533
TechnipFMC PLC(1)	129,159	732,331
Tenaris S.A.	167,499	1,640,303

		$4,020,167

Entertainment — 0.2%
Walt Disney Co. (The)(1)	13,010	$1,885,149

		$1,885,149

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	3,207	$841,773
Crown Castle International Corp.	5,008	909,703
Equinix, Inc.	1,097	890,984
Fibra Uno Administracion S.A. de CV	1,096,990	1,010,402
Prologis, Inc.	6,250	942,188

		$4,595,050

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	2,995	$1,615,443
Loblaw Cos., Ltd.	18,837	1,420,019
Performance Food Group Co.(1)	19,981	805,434

Security	Shares	Value
Tsuruha Holdings, Inc.	4,700	$531,721
Walmart, Inc.	6,925	973,863

		$5,346,480

Food Products — 0.9%
AAK AB	65,737	$1,317,130
Darling Ingredients, Inc.(1)	21,328	1,440,067
Nestle S.A.	16,445	2,107,784
Nisshin Seifun Group, Inc.	42,500	611,221
Saputo, Inc.	23,295	515,701
Simply Good Foods Co. (The)(1)	36,899	1,364,156

		$7,356,059

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	14,240	$1,790,965
Becton, Dickinson and Co.	2,823	669,446
Edwards Lifesciences Corp.(1)	6,975	748,487
Intuitive Surgical, Inc.(1)	3,801	1,232,816
Medtronic PLC	8,998	960,087
Stryker Corp.	3,303	781,589

		$6,183,390

Health Care Providers & Services — 0.8%
Cigna Corp.	3,969	$761,651
CVS Health Corp.	10,400	926,224
HCA Healthcare, Inc.	3,509	791,595
Humana, Inc.	1,365	572,904
Quest Diagnostics, Inc.	5,101	758,417
Ryman Healthcare, Ltd.(2)	72,431	605,376
UnitedHealth Group, Inc.	5,603	2,488,965

		$6,905,132

Hotels, Restaurants & Leisure — 0.4%
Flutter Entertainment PLC(1)	3,869	$529,859
J D Wetherspoon PLC(1)	54,501	618,454
La Francaise des Jeux SAEM(3)	20,657	956,738
McDonald’s Corp.	3,770	922,142

		$3,027,193

Household Durables — 0.6%
Construtora Tenda S.A.	202,100	$613,650
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	199,400	482,375
D.R. Horton, Inc.	12,370	1,208,549
Direcional Engenharia S.A.	342,700	620,559
JM AB	38,235	1,710,018
Sony Group Corp.	7,600	927,266

		$5,562,417

Household Products — 0.4%
Henkel AG & Co. KGaA	15,069	$1,119,128
Kimberly-Clark Corp.	4,432	577,534
Procter & Gamble Co. (The)	7,596	1,098,230
Reckitt Benckiser Group PLC	10,759	871,511

		$3,666,403

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
AES Brasil Energia S.A.	281,100	$565,015
Engie Brasil Energia S.A.	241,500	1,655,148

		$2,220,163

Industrial Conglomerates — 0.5%
3M Co.	5,247	$892,200
General Electric Co.	8,726	828,883
Nolato AB, Class B	119,600	1,404,845
Siemens AG	5,562	886,669
Smiths Group PLC	32,780	626,072

		$4,638,669

Insurance — 1.7%
Aflac, Inc.	17,242	$933,482
AIA Group, Ltd.	140,600	1,480,158
Allianz SE	9,130	1,981,458
Aon PLC, Class A	3,699	1,094,053
AXA S.A.	19,916	547,452
Dai-ichi Life Holdings, Inc.	38,000	761,314
Marsh & McLennan Cos., Inc.	12,079	1,981,198
MS&AD Insurance Group Holdings, Inc.	25,500	743,545
Muenchener Rueckversicherungs-Gesellschaft AG	1,789	481,034
Progressive Corp. (The)	11,632	1,081,078
Swiss Life Holding AG	2,805	1,609,902
Tokio Marine Holdings, Inc.	10,300	517,259
Zurich Insurance Group AG	3,337	1,371,872

		$14,583,805

Interactive Media & Services — 1.8%
Alphabet, Inc., Class A(1)	1,800	$5,108,310
Alphabet, Inc., Class C(1)	1,852	5,276,422
Meta Platforms, Inc., Class A(1)	14,272	4,630,693
Tencent Holdings, Ltd.	14,100	822,299

		$15,837,724

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	2,403	$8,427,489

		$8,427,489

IT Services — 1.1%
Amdocs, Ltd.	8,111	$566,310
Fidelity National Information Services, Inc.	6,569	686,461
Fiserv, Inc.(1)	4,882	471,211
Mastercard, Inc., Class A	2,446	770,294
Nexi SpA(1)(2)(3)	39,711	607,571
Otsuka Corp.	11,400	520,983
Shopify, Inc., Class A(1)	1,247	1,894,763
Sopra Steria Group SACA	4,293	762,753
TIS, Inc.	27,100	835,350
Visa, Inc., Class A	11,259	2,181,656

		$9,297,352

Security	Shares	Value
Life Sciences Tools & Services — 0.5%
Danaher Corp.	3,285	$1,056,587
Illumina, Inc.(1)	1,779	649,922
Mettler-Toledo International, Inc.(1)	638	966,015
Thermo Fisher Scientific, Inc.	3,188	2,017,462

		$4,689,986

Machinery — 0.4%
Indutrade AB	42,915	$1,199,002
Mueller Industries, Inc.	26,569	1,470,063
PACCAR, Inc.	8,381	699,143
Traton SE	20,857	491,198

		$3,859,406

Media — 0.1%
Fuji Media Holdings, Inc.	48,400	$478,882

		$478,882

Metals & Mining — 0.3%
Gerdau S.A., PFC Shares	186,200	$854,516
Metalurgica Gerdau S.A., PFC Shares	451,500	855,319
Vale S.A.	61,000	758,994

		$2,468,829

Multi-Utilities — 0.3%
Dominion Energy, Inc.	11,454	$815,525
National Grid PLC	75,542	1,002,371
NorthWestern Corp.(2)	19,750	1,092,175

		$2,910,071

Multiline Retail — 0.3%
Big Lots, Inc.	18,119	$786,002
Dollarama, Inc.	16,364	706,850
Pan Pacific International Holdings Corp.	25,800	440,407
Target Corp.	3,535	861,975

		$2,795,234

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	18,107	$2,043,737
ConocoPhillips	11,368	797,238
Exxon Mobil Corp.	46,508	2,783,039
Galp Energia SGPS S.A., Class B	115,777	1,086,503
Hess Corp.	27,154	2,023,516
ONEOK, Inc.	17,847	1,067,964
Petroleo Brasileiro S.A.	320,200	1,716,664
Pioneer Natural Resources Co.	9,794	1,746,466
Repsol S.A.	121,410	1,341,578
Royal Dutch Shell PLC, Class A	63,873	1,336,183
Suncor Energy, Inc.	67,351	1,640,740
TC Energy Corp.	22,945	1,076,257
Valero Energy Corp.	10,843	725,830

		$19,385,715

Security	Shares	Value
Paper & Forest Products — 0.1%
Mondi PLC	40,460	$924,235

		$924,235

Personal Products — 0.4%
Beiersdorf AG	8,756	$870,890
Edgewell Personal Care Co.	24,778	1,052,074
Kose Corp.	5,400	649,814
Unilever PLC	17,493	893,420

		$3,466,198

Pharmaceuticals — 1.7%
Bayer AG	6,498	$327,743
Bristol-Myers Squibb Co.	8,348	447,703
Eli Lilly & Co.	5,860	1,453,514
Johnson & Johnson	18,734	2,921,193
Merck & Co., Inc.	8,604	644,526
Novo Nordisk A/S, Class B	17,471	1,870,270
Pfizer, Inc.	52,564	2,824,264
Roche Holding AG PC	6,578	2,568,118
Sanofi	11,110	1,056,142
Zoetis, Inc.	4,313	957,658

		$15,071,131

Professional Services — 0.3%
AFRY AB	19,925	$559,000
Recruit Holdings Co., Ltd.	13,300	807,571
Teleperformance SE	3,190	1,312,152

		$2,678,723

Real Estate Management & Development — 0.2%
BR Malls Participacoes S.A.(1)	488,200	$686,034
Nexity S.A.	21,705	931,623

		$1,617,657

Road & Rail — 1.6%
Central Japan Railway Co.	2,900	$398,679
CSX Corp.	90,894	3,150,386
J.B. Hunt Transport Services, Inc.	14,121	2,699,370
Norfolk Southern Corp.	8,340	2,212,352
Old Dominion Freight Line, Inc.	4,771	1,694,516
Rumo S.A.(1)	290,400	907,589
Union Pacific Corp.	10,956	2,581,672

		$13,644,564

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	9,778	$1,439,224
ASML Holding NV	1,735	1,361,768
Intel Corp.	28,347	1,394,672
NVIDIA Corp.	13,516	4,416,488
QUALCOMM, Inc.	6,460	1,166,418
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,076	3,171,953

		$12,950,523

Security	Shares	Value
Software — 2.3%
Adobe, Inc.(1)	1,526	$1,022,191
ANSYS, Inc.(1)	1,943	760,646
Constellation Software, Inc.	516	878,018
Hilan, Ltd.	18,349	1,097,694
Microsoft Corp.	39,237	12,971,360
Oracle Corp.	13,008	1,180,346
Tyler Technologies, Inc.(1)	2,255	1,170,300
VMware, Inc., Class A	3,756	438,475

		$19,519,030

Specialty Retail — 0.8%
Advance Auto Parts, Inc.	4,683	$1,033,632
Bilia AB, Class A(2)	44,656	745,667
Home Depot, Inc. (The)	7,097	2,843,129
Industria de Diseno Textil S.A.	17,060	539,279
TJX Cos., Inc. (The)	13,103	909,348
Vibra Energia S.A.	304,100	1,177,053

		$7,248,108

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	95,036	$15,709,451
Samsung Electronics Co., Ltd. GDR	394	588,987

		$16,298,438

Textiles, Apparel & Luxury Goods — 0.3%
Alpargatas S.A., PFC Shares	98,600	$685,588
NIKE, Inc., Class B	6,191	1,047,765
Swatch Group AG (The)	2,653	779,211

		$2,512,564

Thrifts & Mortgage Finance — 0.3%
Capitol Federal Financial, Inc.	106,044	$1,204,660
Washington Federal, Inc.	48,486	1,575,310

		$2,779,970

Tobacco — 0.1%
Philip Morris International, Inc.	11,064	$950,840

		$950,840

Trading Companies & Distributors — 0.7%
Brenntag SE	10,953	$938,129
Bunzl PLC	17,838	678,716
Fastenal Co.	14,534	859,977
ITOCHU Corp.	29,100	832,205
Mitsubishi Corp.	25,700	764,175
Mitsui & Co., Ltd.	91,100	2,048,239

		$6,121,441

Transportation Infrastructure — 0.1%
EcoRodovias Infraestrutura e Logistica S.A.(1)	500,100	$738,339

		$738,339

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, Series L	2,235,840	$1,957,175
SoftBank Corp.	61,900	852,027
SoftBank Group Corp.	12,500	656,900
T-Mobile US, Inc.(1)	6,064	659,824

		$4,125,926

Total Common Stocks (identified cost $273,235,142)		$383,915,639

Exchange-Traded Funds (4) — 40.8%

Security	Shares	Value
Equity Funds — 4.0%
iShares MSCI China ETF(2)	123,606	$8,060,347
iShares MSCI South Korea ETF	144,000	10,905,120
iShares MSCI Taiwan ETF	234,000	15,137,460

		$34,102,927

Fixed Income Funds — 36.8%
First Trust Low Duration Opportunities ETF	836,828	$41,983,661
iShares 10+ Year Investment Grade Corporate Bond ETF(2)	116,000	8,161,760
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	377,800	36,929,950
ProShares Investment Grade-Interest Rate Hedged ETF	1,690,000	125,279,700
VanEck Emerging Markets High Yield Bond ETF	3,295,000	73,280,800
WisdomTree Floating Rate Treasury Fund	1,306,000	32,793,660

		$318,429,531

Total Exchange-Traded Funds (identified cost $357,612,229)		$352,532,458

U.S. Treasury Obligations — 9.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$1,942,579
1.125%, 8/15/40	4,622	4,087,854
3.875%, 8/15/40	5,183	6,932,461
4.375%, 11/15/39	7,989	11,289,255

		$24,252,149

U.S. Treasury Notes:
0.625%, 5/15/30	$6,786	$6,371,247
1.50%, 2/15/30(2)	7,493	7,564,407
2.375%, 5/15/29	10,529	11,276,107
2.625%, 2/15/29	8,964	9,739,379
2.875%, 5/15/28	4,006	4,393,252

Security	Principal Amount (000’s omitted)	Value
2.875%, 8/15/28	$5,210	$5,726,226
3.125%, 11/15/28	7,534	8,424,107

		$53,494,725

Total U.S. Treasury Obligations (identified cost $82,533,701)		$77,746,874

Short-Term Investments — 7.5%

Affiliated Fund — 5.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(5)	49,952,941	$49,947,945

Total Affiliated Fund (identified cost $49,952,699)		$49,947,945

Securities Lending Collateral — 1.7%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(6)	15,175,248	$15,175,248

Total Securities Lending Collateral (identified cost $15,175,248)		$15,175,248

Total Short-Term Investments (identified cost $65,127,947)		$65,123,193

Total Investments — 101.7% (identified cost $778,509,019)		$879,318,164

Other Assets, Less Liabilities — (1.7)%		$(14,512,752)

Net Assets — 100.0%		$864,805,412

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2021. The aggregate market value of securities on loan at November 30, 2021 was $23,466,527 and the total market value of the collateral received by the Fund was $24,012,024, comprised of cash of $15,175,248 and U.S. government and/or agencies securities of $8,836,776.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $1,564,309 or 0.2% of the Fund’s net assets.

(4)

The Fund invested in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2021.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	44.2%	$382,409,737
Japan	2.9	24,761,692
Brazil	2.1	17,742,077
Switzerland	1.7	14,774,606
Canada	1.6	13,759,207
France	1.2	10,360,658
Germany	1.1	9,895,655
United Kingdom	1.1	9,682,808
Sweden	0.9	8,163,303
Australia	0.5	4,723,624
Mexico	0.5	4,307,190
Denmark	0.5	3,977,743
Netherlands	0.4	3,861,018
Taiwan	0.4	3,171,953
Spain	0.3	2,782,593
Hong Kong	0.3	2,722,964
Ireland	0.3	2,459,177
Luxembourg	0.2	1,640,303
Italy	0.2	1,388,539
Israel	0.1	1,097,694
Portugal	0.1	1,086,503
China	0.1	822,299
New Zealand	0.1	605,376
South Korea	0.1	588,987
Exchange-Traded Funds	40.8	352,532,458

Total Investments	101.7%	$879,318,164

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at November 30, 2021.

At November 30, 2021, the value of the Fund’s investment in affiliated funds was $49,947,945, which represents 5.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,749,850	$54,167,812	$(13,964,454)	$(509)	$(4,754)	$49,947,945	$5,252	49,952,941

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$21,037,594	$2,810,108		$—	$23,847,702
Consumer Discretionary	28,737,330	10,799,779		—	39,537,109
Consumer Staples	15,056,224	8,972,619		—	24,028,843
Energy	18,001,315	5,404,567		—	23,405,882
Financials	56,374,791	20,278,321		—	76,653,112
Health Care	29,899,707	6,427,649		—	36,327,356
Industrials	30,521,309	17,348,513		—	47,869,822
Information Technology	54,591,508	8,015,330		—	62,606,838
Materials	13,236,293	16,698,585		—	29,934,878
Real Estate	5,281,084	931,623		—	6,212,707
Utilities	10,806,315	2,685,075		—	13,491,390
Total Common Stocks	$283,543,470	$100,372,169	*	$—	$383,915,639
Exchange-Traded Funds	$352,532,458	$—		$—	$352,532,458
U.S. Treasury Obligations	—	77,746,874		—	77,746,874
Short-Term Investments -
Affiliated Fund	—	49,947,945		—	49,947,945
Securities Lending Collateral	15,175,248	—		—	15,175,248
Total Investments	$651,251,176	$228,066,988		$—	$879,318,164

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.